Carrying Value of Land Use Rights Pledged by Group to Secure Banking Borrowings (Detail) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights	$ 2,482	¥ 17,232